Borrowings and leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) banks	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, unamortised financing fees	€ 30,000,000	€ 33,000,000
Interest expense on lease liabilities	17,000,000	14,000,000	€ 10,000,000
Borrowings	11,396,000,000	11,907,000,000
Cash outflow for leases	165,000,000	167,000,000	€ 149,000,000
Multi-currency credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility	€ 1,800,000,000	€ 1,950,000,000
Number of credit facility banks | banks	12
Borrowings	€ 0